STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Operating expenses:
Consulting - related party	$ 74,193	$ 100,000	$ 177,526	$ 100,000
Consulting	65,697	50,055	97,197	63,055	$ 129,722
General and administrative expense	97,405	11,256	152,141	21,651	41,164	43,289
Impairment of unproved property						45,042
Loss from operations	(237,295)	(161,311)	(426,864)	(184,706)	(170,886)	(88,331)
Other expense
Loss on currency			(24)
Change in fair value	185,796		27,774			24,625
Financing cost			(153,704)
Interest expense	(10,220)	(1,287)	(16,538)	(2,604)	(5,147)	(7,399)
Gain on debt forgiveness	185,796		27,774			24,625
Total other expense	177,576	(1,287)	(142,492)	(2,604)	(5,147)	17,226
Income tax
Net loss	(61,719)	(162,598)	(569,356)	(187,310)	(176,033)	(71,105)
Foreign currency translation adjustment	(1,341)	(7,403)	2,080	(9,758)	(2,560)	(8,900)
Comprehensive loss	$ (63,060)	$ (170,001)	$ (567,276)	$ (197,068)	$ (178,593)	$ (80,005)
Net loss per common share, Basic and Diluted	$ 0.00	$ (0.01)	$ (0.04)	$ (0.02)	$ (0.01)	$ (0.01)
Weighted average number of common shares outstanding, basic and diluted	37,478,332	12,301,332	14,122,761	12,301,322	12,301,332	10,806,144